Common Stock, Stock Option Plans and Stock Compensation Agreements (Details 1) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Summary of option activity under the Plan
Weighted Average Exercise Price, Beginning of Period	$ 61.58	$ 60.10	$ 59.68
Outstanding Shares, Number, Beginning of Period	134,351	179,459	193,690
Options granted under stock-based compensation plans	29,010	8,661	9,530
Options granted, Weighted Average Exercise Price	$ 72.54	$ 65.36	$ 62.21
Options exercised, Outstanding Shares	(41,357)	(49,388)	(20,160)
Options exercised, , Weighted Average Exercise Price	$ 59.99	$ 56.73	$ 56.65
Options canceled/forfeited	(2,448)	(4,381)	(3,601)
Options canceled/forfeited, Weighted Average Exercise Price	$ 65.89	$ 62.97	$ 62.38
Outstanding Shares, Number, End of Period	119,556	134,351	179,459
Weighted Average Exercise Price, End of Period	$ 64.70	$ 61.58	$ 60.10
Aggrerate Intrinsic Value, End of Period	$ 3,306	$ 1,061	$ 1,004	$ 648